Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

Note 7. Property, plant and equipment, net

Property, plant and equipment, net consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Building	$2,854,717	2,734,965
Office Equipment	201,070	191,073
Electronic Equipment	222,589	203,588
Vehicles	248,259	224,023
Machinery Equipment	493,223	471,202
Building Improvement	1,357,738	809,045
Construction in progress	787,620	6,152
Subtotal	$6,165,216	$4,640,048
Less: accumulated depreciation	(1,916,423)	(1,602,736)
Total	$4,248,793	$3,037,312

As of December 31, 2025 and 2024, the building has been pledged for the purpose of obtaining bank loans.

Depreciation expense for the years ended December 31, 2025, 2024 and 2023 amounted to $236,921, $295,693 and $316,559, respectively.

For the year ended December 31, 2025, the depreciation expense included in the cost of sales, general and administrative expenses, selling expenses, and research and development expenses were approximately $73,343, $153,384, $3,375, and $6,819, respectively.

For the year ended December 31, 2024, the depreciation expense included in the cost of sales, general and administrative expenses, selling expenses, and research and development expenses were approximately $71,780, $215,727, $4,105, and $4,081, respectively.

For the year ended December 31, 2023, the depreciation expense included in the cost of sales, general and administrative expenses, selling expenses, and research and development expenses were approximately $62,917, $246,005, $3,500, and $4,137, respectively.